Financial Instruments - Schedule of Details of Amounts Receivable and Allowances for Credit Losses (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Allowances For Doubtful Accounts [Abstract]
Amounts receivable, gross	$ 4,165	$ 3,819	$ 3,280
Allowance for credit losses	(50)	(29)	(33)
Amounts receivable, net	$ 4,115	$ 3,790	$ 3,247